LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period
2026	$5,315
2027	4,368
2028	3,869
2029	3,063
2030	1,396
thereafter	-

Total undiscounted lease payments	$18,011

Less: adjustment to discounted lease payments	(990)

Total discounted lease payments	$17,021

Schedule of Weighted Average Remaining Lease Terms and Discount Rates
The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Weighted-average remaining lease term (years):	3.91

Weighted-average discount rate:	3.24%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years):	4.70

Weighted-average discount rate:	3.17%